Stock - Based Employee Compensation Weighted average fair value of warrants and options granted (Detail) (Employee Stock Options and Warrants, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price lower than the market price
Exercise price equaled the market price
Exercise price exceeded the market price	$ 6.00
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price equaled the market price	$ 4.58
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price equaled the market price	$ 4.56